List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
List of subsidiaries
Schedule of list of subsidiaries

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2023	2022
Name	%	%
Flow Research S.L.	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
Dragon Machines Ltd	100	100
Cubic Games Studio Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipessoal LDA	100	—
Nexters Midasian FZ LLC	100	—
Nexters Finance Ltd	100	—
Nexters Lithuania UAB	100	—
GDEV Investments Ltd	100	—